Income and expenses - Operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Clinical trial expenses	€ 36,921	€ 30,057	€ 19,131
Employee benefits	7,267	5,557	3,290
Consulting	2,091	2,121	1,786
Share-based payments	1,506	143	1,009
Chemicals and small materials	78	1,001	191
Patent related charges	249	431	891
Regulatory	101		14
Facility rent and expenses	64
Other R&D expenses	600
Total research and development expenses	48,877	39,310	26,311
Employee benefits	5,171	3,868	2,243
Share-based payments	3,848	928	1,150
Professional service fees	1,861	3,183	1,185
Office materials and services	559	627	549
Travel and meeting expenses	754	561	483
Facility rent and expenses	211	137	178
Board fees	63	63	67
Depreciation and amortization	219	311	99
Recruitment	25	245	20
Other G&A expenses	80	210	122
Total general and administrative expenses	12,791	10,133	6,097
Total operating expenses	€ 61,668	€ 49,443	€ 32,408